Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
LOSS PER SHARE
NOTE 14:	LOSS PER SHARE

The loss and the weighted average number of ordinary shares used in computing basic and diluted net loss per share is as follows:

	Year ended December 31,
	2025	2024	2023
Numerator:
Net loss	$3,335	$1,545	$600
Interest accrued on preferred shares	-	60	69
Total loss attributed to ordinary shares	3,335	1,605	669

Denominator:
Number of ordinary shares used in computing basic and diluted net loss per share	680,380	1,994	1,354
Net loss per ordinary share, basic and diluted	$4.90	$805.2	$494.4